Schedule of Investments - March 31, 2022
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 99.02%	Held	Value
COMMUNICATION SERVICES - 10.05%
Interactive Media & Services - 2.69%
Alphabet, Inc. (a)	990	$2,753,536

Media - 5.93%
Comcast Corp.	36,200	1,694,884
Discovery, Inc. (a)	73,100	1,825,307
News Corp.	57,000	1,262,550
Omnicom Group, Inc.	6,800	577,184
Paramount Global	18,700	707,047
		6,066,972
Wireless Telecommunication Services - 1.43%
Vodafone Group PLC - ADR	87,763	1,458,621
TOTAL COMMUNICATION SERVICES		10,279,129

CONSUMER DISCRETIONARY - 6.97%
Auto Components - 3.05%
Adient PLC (a)	8,974	365,870
Aptiv Plc (a)	4,500	538,695
The Goodyear Tire & Rubber Company (a)	20,600	294,374
Magna International, Inc.	29,800	1,916,438
		3,115,377
Automobiles - 3.00%
General Motors Company (a)	60,000	2,624,400
Harley-Davidson, Inc.	11,400	449,160
		3,073,560
Hotels, Restaurants & Leisure - 0.92%
Booking Holdings, Inc. (a)	400	939,380
TOTAL CONSUMER DISCRETIONARY		7,128,317

CONSUMER STAPLES - 2.17%
Food Products - 0.91%
Mondelez International, Inc.	14,800	929,144

Personal Products - 1.26%
Unilever PLC - ADR	28,400	1,294,188
TOTAL CONSUMER STAPLES		2,223,332

ENERGY - 15.05%
Energy Equipment & Services - 3.98%
Baker Hughes Company	14,000	509,740
Halliburton Company	36,900	1,397,403
NOV, Inc.	80,300	1,574,683
Schlumberger NV	14,300	590,733
		4,072,559
Oil, Gas & Consumable Fuels - 11.07%
APA Corp.	60,700	2,508,731
Cenovus Energy, Inc.	42,800	713,904
Hess Corp.	14,400	1,541,376
Marathon Oil Corp.	150,800	3,786,588
Murphy Oil Corp.	22,000	888,580
Shell PLC - ADR	34,262	1,882,012
		11,321,191
TOTAL ENERGY		15,393,750

FINANCIALS - 23.92%
Banks - 10.00%
Citigroup, Inc.	83,974	4,484,211
Citizens Financial Group, Inc.	19,500	883,935
First Citizens BancShares, Inc.	1,392	926,515
Wells Fargo & Company	81,234	3,936,600
		10,231,261
Capital Markets - 5.86%
The Bank of New York Mellon Corp.	38,500	1,910,755
Credit Suisse Group AG - ADR	102,400	803,840
The Goldman Sachs Group, Inc.	6,350	2,096,135
State Street Corp.	13,500	1,176,120
		5,986,850
Diversified Financial Services - 1.21%
Berkshire Hathaway, Inc. (a)	2,190	772,873
Equitable Holdings, Inc.	15,100	466,741
		1,239,614
Insurance - 6.85%
American International Group, Inc.	65,400	4,105,158
The Hartford Financial Services Group, Inc.	22,300	1,601,363
The Travelers Companies, Inc.	7,100	1,297,383
		7,003,904
TOTAL FINANCIALS		24,461,629

HEALTH CARE - 13.37%
Health Care Equipment & Supplies - 2.24%
Boston Scientific Corp. (a)	11,500	509,335
Medtronic PLC	10,182	1,129,693
Zimmer Biomet Holdings, Inc.	5,100	652,290
		2,291,318
Health Care Providers & Services - 8.19%
Anthem, Inc.	6,500	3,192,930
Centene Corp. (a)	17,400	1,464,906
CVS Health Corp.	13,200	1,335,972
HCA Healthcare, Inc.	2,600	651,612
Humana, Inc.	2,100	913,857
UnitedHealth Group, Inc.	1,600	815,952
		8,375,229
Pharmaceuticals - 2.94%
Bristol-Myers Squibb Company	9,800	715,694
GlaxoSmithKline PLC - ADR	32,600	1,420,056
Sanofi - ADR	17,000	872,780
		3,008,530
TOTAL HEALTH CARE		13,675,077

INDUSTRIALS - 11.73%
Aerospace & Defense - 1.12%
Raytheon Technologies Corp.	11,600	1,149,212

Air Freight & Logistics - 2.04%
FedEx Corp.	9,000	2,082,510

Construction & Engineering - 0.34%
Fluor Corp. (a)	12,200	350,018

Industrial Conglomerates - 4.48%
General Electric Company	50,137	4,587,535

Machinery - 3.75%
CNH Industrial NV	90,500	1,435,330
Cummins, Inc.	6,000	1,230,660
Iveco Group NV (a) (v)	20,620	134,709
PACCAR, Inc.	11,700	1,030,419
		3,831,118
TOTAL INDUSTRIALS		12,000,393

INFORMATION TECHNOLOGY - 12.38%
Communications Equipment - 3.63%
F5, Inc. (a)	12,200	2,549,190
Telefonaktiebolaget LM Ericsson - ADR	127,600	1,166,264
		3,715,454
Electronic Equipment, Instruments & Components - 2.27%
Corning, Inc.	35,800	1,321,378
TE Connectivity Ltd.	7,600	995,448
		2,316,826
IT Services - 0.61%
Cognizant Technology Solutions Corp.	7,000	627,690

Semiconductors & Semiconductor Equipment - 0.71%
Micron Technology, Inc.	9,300	724,377

Software - 5.16%
Microsoft Corp.	7,900	2,435,649
Oracle Corp.	34,400	2,845,912
		5,281,561
TOTAL INFORMATION TECHNOLOGY		12,665,908

MATERIALS - 0.39%
Containers & Packaging - 0.39%
International Paper Company	8,600	396,890
TOTAL MATERIALS		396,890

UTILITIES - 2.99%
Electric Utilities - 2.99%
PPL Corp.	87,200	2,490,432
The Southern Company	7,900	572,829
TOTAL UTILITIES		3,063,261

Total common stocks (Cost $79,003,485)		101,287,686

Total long-term investments (Cost $79,003,485)		101,287,686
	Principal
SHORT-TERM INVESTMENTS - 1.29%	Amount
Time Deposits - 1.29%
Citigroup, Inc., 0.15%, 04/01/2022*	$1,316,508	1,316,508
Total short-term investments (Cost $1,316,508)		1,316,508

Total investments - 100.31% (Cost $80,319,993)		102,604,194

Liabilities in excess of other assets - (0.31)%		(321,411)

Net assets - 100.00%		$102,282,783

(a) -	Non-income producing security.
(v) -
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $134,709, which represented 0.13% of net assets. See Security Valuation below.

ADR -	American Depositary Receipt
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$101,152,977
Time Deposits	1,316,508
Level 2 --- Other significant observable market inputs:
Common Stocks:
Industrials	134,709
Level 3 --- Significant unobservable inputs	-

Total Investments	$102,604,194

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.